Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
pay versus performance table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation–Compensation Discussion and Analysis” starting on page 47.

	CEO pay		Other NEO pay		Value of initial fixed $100 investment based on:		Other performance measures
Year	Summary compensation table total for CEO (1)	CAP for CEO (2)	Average summary compensation table total for non-CEO NEOs (3)	Average CAP for non-CEO NEOs (4)	Total stockholder return (5)	Peer Group total stockholder return (5)(6)	Net income (billions) (7)	Return on capital employed (ROCE) (8)

2024	$32,716,940	$32,819,290	$7,940,633	$8,381,055	$150	$153	$17.7	10.1%

2023 (9)	$27,385,655	$(23,775,565)	$9,582,811	$(3,233,256)	$148	$151	$21.4	11.9%

2022 (9)	$24,192,742	$87,365,079	$8,065,929	$25,159,420	$171	$145	$35.5	20.3%

2021	$22,610,285	$54,351,572	$8,654,188	$17,681,842	$108	$92	$15.6	9.4%

2020	$29,017,031	$7,582,335	$9,053,126	$2,548,051	$74	$66	$(5.5)	(2.8)%

(1)	Represents amounts reported for Mr. Wirth for each corresponding year in the “Summary Compensation Table” in the “Total” column.

(2)
Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Wirth during the applicable year. In accordance with SEC rules, the amounts reported in this column were calculated by making the following adjustments to amounts reported for Mr. Wirth in the “Summary Compensation Table” in the “Total” column:

Year	Reported summary compensation table total for CEO	Less reported value of equity awards (a)	Plus award adjustments (b)	Less reported change in the actuarial present value of pension benefits (c)	Plus pension benefit adjustments (d)	CAP to CEO

2024	$32,716,940	$(18,657,345)	$24,669,488	$(6,719,876)	$810,083	$32,819,290

(a)	Represents the sum of the amounts reported in the “Summary Compensation Table” in the “Stock Awards” and “Option Awards” columns.

(b)
Represents the following adjustments: (i) the addition of
year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity award values are calculated in accordance with ASC Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end fair value of equity awards granted in the year and unvested at year-end	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments

2024	$20,514,805	$(129,038)	—	$4,339,116	$(55,395)	—	$24,669,488

(c)	Represents the amount reported in the “Summary Compensation Table” in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column.

(d)
Represents the aggregate of two components: (i) the actuarially determined service cost under the CRP and RRP for services rendered by Mr. Wirth during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service cost	Prior service cost	Total pension benefit adjustments

2024	$810,083	—	$810,083

(3)
Represents, for each applicable year, the average of the amounts reported in the “Summary Compensation Table” in the “Total” column for the NEOs as a group (excluding Mr. Wirth). The NEOs (excluding Mr. Wirth) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, Ms. Bonner and Messrs. Nelson, Hearne, Pate, and Breber; for 2023, Messrs. Breber, Nelson, Hearne, and Pate; for 2022, Messrs. Breber, Johnson, Nelson, and Pate; and for 2021 and 2020, Messrs. Breber, Johnson, Geagea, and Nelson.

(4)
Amounts for each fiscal year do not reflect the actual average of reported amounts of compensation earned by or paid to the NEOs as a group (excluding Mr. Wirth) during the applicable year. In accordance with SEC rules, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to average total compensation for the NEOs as a group (excluding Mr. Wirth), using the same methodology described above in footnote 2. For Ms. Bonner and Mr. Hearne, amounts include U.K. pension benefits.

Year	Average reported summary compensation table total for non-CEO NEOs	Less average reported value of equity awards	Plus average equity award adjustments (a)	Less average reported change in the actuarial present value of pension benefits	Plus average pension benefit adjustments (b)	Average CAP to non-CEO NEOs

2024	$7,940,633	$(4,213,819)	$5,633,988	$(1,198,160)	$218,413	$8,381,055

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year- end fair value of equity awards granted in the year and unvested at year-end	Year over year average change in fair value of outstanding and unvested equity awards	Average fair value as of vesting date of equity awards granted and vested in the year	Year over year average change in fair value of equity awards granted in prior years that vested in the year	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total average equity award adjustments

2024	$4,633,369	$40,035	—	$973,236	$(12,652)	—	$5,633,988

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average service cost	Average prior service cost	Total average pension benefit adjustments

2024	$218,413	—	$218,413

(5)	Represents, for each applicable year, cumulative total stockholder return beginning December 31, 2019, at market close.

(6)	Competitor Peer Group refers to BP, ExxonMobil, Shell, and TotalEnergies. The average cumulative TSR is weighted by each peer’s market cap as of the beginning of each year.

(7)	Figures rounded.

(8)
ROCE is calculated by dividing earnings (adjusted for
after-tax
interest expense and noncontrolling interests) by the average of total debt, noncontrolling interests, and Chevron Corporation stockholders’ equity for the year.

(9)	Revised as described in footnote 6(g) of the “Summary Compensation Table” in this Proxy Statement.

Company Selected Measure Name		ROCE
Named Executive Officers, Footnote		for 2024, Ms. Bonner and Messrs. Nelson, Hearne, Pate, and Breber; for 2023, Messrs. Breber, Nelson, Hearne, and Pate; for 2022, Messrs. Breber, Johnson, Nelson, and Pate; and for 2021 and 2020, Messrs. Breber, Johnson, Geagea, and Nelson.
Peer Group Issuers, Footnote		Competitor Peer Group refers to BP, ExxonMobil, Shell, and TotalEnergies.
PEO Total Compensation Amount		$ 32,716,940	$ 27,385,655	$ 24,192,742	$ 22,610,285	$ 29,017,031
PEO Actually Paid Compensation Amount		$ 32,819,290	(23,775,565)	87,365,079	54,351,572	7,582,335
Adjustment To PEO Compensation, Footnote
(2)
Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Wirth during the applicable year. In accordance with SEC rules, the amounts reported in this column were calculated by making the following adjustments to amounts reported for Mr. Wirth in the “Summary Compensation Table” in the “Total” column:

Year	Reported summary compensation table total for CEO	Less reported value of equity awards (a)	Plus award adjustments (b)	Less reported change in the actuarial present value of pension benefits (c)	Plus pension benefit adjustments (d)	CAP to CEO

2024	$32,716,940	$(18,657,345)	$24,669,488	$(6,719,876)	$810,083	$32,819,290

(a)	Represents the sum of the amounts reported in the “Summary Compensation Table” in the “Stock Awards” and “Option Awards” columns.

(b)
Represents the following adjustments: (i) the addition of
year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity award values are calculated in accordance with ASC Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end fair value of equity awards granted in the year and unvested at year-end	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments

2024	$20,514,805	$(129,038)	—	$4,339,116	$(55,395)	—	$24,669,488

(c)	Represents the amount reported in the “Summary Compensation Table” in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column.

(d)
Represents the aggregate of two components: (i) the actuarially determined service cost under the CRP and RRP for services rendered by Mr. Wirth during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service cost	Prior service cost	Total pension benefit adjustments

2024	$810,083	—	$810,083

Non-PEO NEO Average Total Compensation Amount		$ 7,940,633	9,582,811	8,065,929	8,654,188	9,053,126
Non-PEO NEO Average Compensation Actually Paid Amount		$ 8,381,055	(3,233,256)	25,159,420	17,681,842	2,548,051
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts for each fiscal year do not reflect the actual average of reported amounts of compensation earned by or paid to the NEOs as a group (excluding Mr. Wirth) during the applicable year. In accordance with SEC rules, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to average total compensation for the NEOs as a group (excluding Mr. Wirth), using the same methodology described above in footnote 2. For Ms. Bonner and Mr. Hearne, amounts include U.K. pension benefits.

Year	Average reported summary compensation table total for non-CEO NEOs	Less average reported value of equity awards	Plus average equity award adjustments (a)	Less average reported change in the actuarial present value of pension benefits	Plus average pension benefit adjustments (b)	Average CAP to non-CEO NEOs

2024	$7,940,633	$(4,213,819)	$5,633,988	$(1,198,160)	$218,413	$8,381,055

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year- end fair value of equity awards granted in the year and unvested at year-end	Year over year average change in fair value of outstanding and unvested equity awards	Average fair value as of vesting date of equity awards granted and vested in the year	Year over year average change in fair value of equity awards granted in prior years that vested in the year	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total average equity award adjustments

2024	$4,633,369	$40,035	—	$973,236	$(12,652)	—	$5,633,988

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average service cost	Average prior service cost	Total average pension benefit adjustments

2024	$218,413	—	$218,413

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid and TSR (cumulative and peer) (1)
Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Income (1)
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and ROCE (1)
Total Shareholder Return Vs Peer Group		Compensation Actually Paid and TSR (cumulative and peer) (1)
Tabular List, Table
financial performance measures
The three measures listed below are important financial performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to the Company’s performance. These financial measures are part of our short-term and long-term incentive plan design that reflects the Company’s philosophy to pay for absolute and competitive performance, in alignment with stockholder returns.

•	Earnings 1
•	ROCE 2
•	Free cash flow 3

1.	Earnings as detailed in “Definitions of Selected Financial Terms” in Exhibit 99.1 of Chevron’s Annual Report on Form 10-K for the year ended December 31, 2024.

2.
ROCE is calculated by dividing earnings (adjusted for
after-tax
interest expense and noncontrolling interests) by the average of total debt, noncontrolling interests and Chevron Corporation stockholders’ equity for the year.

3.	Free cash flow is a non-GAAP financial measure. See Appendix A for a reconciliation to U.S. GAAP.

Total Shareholder Return Amount		$ 150	148	171	108	74
Peer Group Total Shareholder Return Amount		153	151	145	92	66
Net Income (Loss)	[1]	$ 17,700,000,000	$ 21,400,000,000	$ 35,500,000,000	$ 15,600,000,000	$ (5,500,000,000)
Company Selected Measure Amount		10.1	11.9	20.3	9.4	(2.8)
PEO Name		Mr. Wirth
Measure:: 1
Pay vs Performance Disclosure
Name		Earnings
Measure:: 2
Pay vs Performance Disclosure
Name		ROCE
Measure:: 3
Pay vs Performance Disclosure
Name		Free cash flow
Non-GAAP Measure Description		Free cash flow is a non-GAAP financial measure. See Appendix A for a reconciliation to U.S. GAAP.
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 24,669,488
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,514,805
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(129,038)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,339,116
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(55,395)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,657,345)
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,719,876)
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		810,083
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		810,083
PEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,633,988
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,633,369
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,035
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		973,236
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,652)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,213,819)
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,198,160)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		218,413
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		218,413
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	Figures rounded.